Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000226980
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research ETF
Trading Symbol	TSPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Equity Research ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, a non-index position in lululemon athletica weighed on relative returns. Shares declined early in the period after management issued softer-than-expected first-quarter guidance, citing a slowdown in consumer spending. Concerns about the impact of tariffs and the company’s slowing growth pressured the stock.

  The U.S. Equity Research ETF invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/8/21	10,164	10,163	10,174
9/30/21	10,244	10,152	10,233
12/31/21	11,351	11,094	11,361
3/31/22	10,820	10,509	10,839
6/30/22	9,049	8,754	9,094
9/30/22	8,631	8,363	8,650
12/31/22	9,236	8,963	9,304
3/31/23	9,984	9,607	10,001
6/30/23	10,975	10,413	10,876
9/30/23	10,687	10,074	10,520
12/31/23	11,985	11,290	11,750
3/31/24	13,364	12,421	12,990
6/30/24	14,021	12,821	13,546
9/30/24	14,724	13,619	14,344
12/31/24	15,145	13,978	14,689
3/31/25	14,411	13,318	14,062
6/30/25	15,965	14,782	15,600
9/30/25	17,184	15,990	16,868
12/31/25	17,641	16,374	17,316

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/8/21
U.S. Equity Research ETF (Based on Net Asset Value)	16.48%	13.24%
Russell 3000 Index (Regulatory Benchmark)	17.15%	11.41%
S&P 500 Index (Strategy Benchmark)	17.88%	12.78%

Performance Inception Date	Jun. 08, 2021
AssetsNet	$ 2,116,673,000
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 5,799,000
InvestmentCompanyPortfolioTurnover	43.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,116,673 Number of Portfolio Holdings317 Investment Advisory Fees Paid (000s)$5,799 Portfolio Turnover Rate43.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	14.0
Communication Services	10.2
Consumer Discretionary	10.2
Health Care	9.4
Industrials & Business Services	7.3
Consumer Staples	4.6
Energy	2.8
Utilities	2.3
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.0%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	4.0
Broadcom	3.1
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

Material Fund Change [Text Block]